RELATED PARTY TRANSACTIONS (Details) - EUR (€) € in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties	€ 100	€ 108
Deposits to related parties	25	16
Letters of guarantee to related parties	10	15
Receivables from affiliates	16	16
Payables to affiliates	65	145
Letters of guarantee to affiliates	2	2
Income from affiliates	38	38
Expense to affiliates	11	13
Receivables from the employee benefits related funds	781	674
Payables to the employee benefits related funds	€ 149	€ 142
HFSF percentage of the Bank's ordinary shares	40.39%
HFSF percentage of full voting rights	38.92%